Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2015
Details of Other Short-Term Borrowings

Details of Other short-term borrowings at March 31, 2014 and 2015 are as follows:

	2014	2015
	(in millions of yen)
Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1) (2)	286,968	310,042
Short-term notes issued by MHFG and its subsidiaries (1)	497,100	742,500
Borrowings from the Bank of Japan	5,138,003	432,538
Other	101,901	97,517

Total	6,023,972	1,582,597

Notes:

(1)	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
(2)	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which amounts were ¥199,500 million and ¥87,468 million, respectively, at March 31, 2014, and ¥235,837 million and ¥74,205 million, respectively, at March 31, 2015.

Long-Term Obligations

Long-term debt with original maturities of more than one year at March 31, 2014 and 2015 is comprised of the following:

	2014	2015
	(in millions of yen)
Obligations under capital leases	26,680	29,129
Loan participation borrowings	79,014	83,128
Senior borrowings and bonds	5,805,634	11,080,548
Subordinated borrowings and bonds	3,942,613	3,389,436

Total	9,853,941	14,582,241

Schedule of Long-term Debt Instruments

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2014	2015
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-11.71	Apr. 2015-Mar. 2045	3,557,508	7,675,926
fixed rate denominated in U.S. dollars	0.00-7.49	Apr. 2015-Mar. 2045	604,281	1,579,411
fixed rate denominated in other currencies	0.10-5.10	Sep. 2015-Aug. 2026	25,687	71,802
floating rate denominated in Japanese yen	0.00-18.80	Apr. 2015-Mar. 2045	1,063,111	925,188
floating rate denominated in U.S. dollars	0.00-10.50	Apr. 2015-Dec. 2029	532,199	777,001
floating rate denominated in other currencies	0.26-9.40	Jun. 2015-Apr. 2021	22,848	51,220

Total			5,805,634	11,080,548

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.62-4.74	Apr. 2015-Perpetual	3,249,999	2,955,502
fixed rate denominated in U.S. dollars	4.30-6.64	Jun. 2016-Perpetual	613,609	433,934
floating rate denominated in Japanese yen	—	—	79,005	—

Total			3,942,613	3,389,436

Total			9,748,247	14,469,984

Notes:

(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2015.
(2)	Maturity information disclosed is the range of maturities at March 31, 2015.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

Schedule of Maturities of Long-term Debt

The following is a summary of the contractual maturities of long-term debt subsequent to March 31, 2015:

(in millions of yen)
Fiscal year ending March 31:
2016	1,267,171
2017	1,827,327
2018	1,523,070
2019	4,745,273
2020	957,431
2021 and thereafter	4,261,969

Total	14,582,241